Fair Value Measurements - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities
Warrants	$ 89,300
Fair Value, Recurring
Financial Assets
Total	531
Financial Liabilities
Total	89,366	$ 801
Fair Value, Recurring | Public warrants
Financial Liabilities
Warrants	25,243
Fair Value, Recurring | Private placement warrants
Financial Liabilities
Warrants	1,248
Fair Value, Recurring | Underwriter Warrants
Financial Liabilities
Warrants	139
Fair Value, Recurring | OTM Warrants
Financial Liabilities
Warrants	6,849
Fair Value, Recurring | PIPE Warrants
Financial Liabilities
Warrants	55,887
Fair Value, Recurring | Interest rate swaps
Financial Assets
Interest rate swaps	531
Financial Liabilities
Interest rate swaps		801
Fair Value, Recurring | Level 1
Financial Assets
Total	0
Financial Liabilities
Total	25,243	0
Fair Value, Recurring | Level 1 | Public warrants
Financial Liabilities
Warrants	25,243
Fair Value, Recurring | Level 1 | Private placement warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 1 | Underwriter Warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 1 | OTM Warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 1 | PIPE Warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 1 | Interest rate swaps
Financial Assets
Interest rate swaps	0
Financial Liabilities
Interest rate swaps		0
Fair Value, Recurring | Level 2
Financial Assets
Total	531
Financial Liabilities
Total	0	801
Fair Value, Recurring | Level 2 | Public warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 2 | Private placement warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 2 | Underwriter Warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 2 | OTM Warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 2 | PIPE Warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 2 | Interest rate swaps
Financial Assets
Interest rate swaps	531
Financial Liabilities
Interest rate swaps		801
Fair Value, Recurring | Level 3
Financial Assets
Total	0
Financial Liabilities
Total	64,123	0
Fair Value, Recurring | Level 3 | Public warrants
Financial Liabilities
Warrants	0
Fair Value, Recurring | Level 3 | Private placement warrants
Financial Liabilities
Warrants	1,248
Fair Value, Recurring | Level 3 | Underwriter Warrants
Financial Liabilities
Warrants	139
Fair Value, Recurring | Level 3 | OTM Warrants
Financial Liabilities
Warrants	6,849
Fair Value, Recurring | Level 3 | PIPE Warrants
Financial Liabilities
Warrants	55,887
Fair Value, Recurring | Level 3 | Interest rate swaps
Financial Assets
Interest rate swaps	$ 0
Financial Liabilities
Interest rate swaps		$ 0